Contingencies (Details Narrative) - USD ($) $ in Thousands	1 Months Ended
	May 28, 2018	Jul. 22, 2022
Statement [Line Items]
Dispute regarding funding and fulfilment	$ 655
2014 [Member]
Statement [Line Items]
Estimated financial effect of contingent liabilities		$ 302
Accumulated other Comprehensive Income [Member]
Statement [Line Items]
Estimated financial effect of contingent liabilities		$ 299